Accounting for Derivative Instruments and Hedging Activities - AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Derivative, Collateral, Right to Reclaim Cash	$ 0	$ 0
Derivative, Collateral, Obligation to Return Cash	0	0
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	(86)	(99)	$ (82)	$ (17)
Mark-to-market of cash flow hedge accounting contracts	(4)	(34)	(80)
Losses expected to be realized from OCL during the next 12 months	19
Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative [Line Items]
Reclassified from accumulated OCL to income due to realization of previously deferred amounts	17	17	15
Noncontrolling Interest [Member]
Derivative [Line Items]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	(3)	(3)	(2)
Successor [Member]
Derivative [Line Items]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	$ (83)	$ (96)	$ (80)